Earnings Per Share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per common share - basic
Net income	$ 370,249	$ 142,413	$ 186,777
Preferred stock dividends	(9,095)	(9,095)	(7,977)
Dividends and undistributed earnings allocated to unvested restricted shares	(3,583)	(1,210)	(1,872)
Net income allocated to common shareholders - basic	$ 357,571	$ 132,108	$ 176,928
Weighted average common shares outstanding	55,008	50,640	40,948
Earnings per common share - basic (in usd per share)	$ 6.50	$ 2.61	$ 4.32
Earnings per common share - diluted
Net income allocated to common shareholders - basic	$ 357,571	$ 132,108	$ 176,928
Dividends and undistributed earnings allocated to unvested restricted shares	(49)	(1)	(37)
Net income allocated to common shareholders - diluted	$ 357,522	$ 132,107	$ 176,891
Weighted average common shares outstanding	55,008	50,640	40,948
Dilutive potential common shares	352	352	158
Weighted average common shares outstanding - diluted	55,360	50,992	41,106
Earnings per common share - diluted (in usd per share)	$ 6.46	$ 2.59	$ 4.30